Condensed Statements of Comprehensive Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
General and administrative expense	$ (27,645)	$ (25,778)	$ (24,922)
Long-term incentive compensation expense	(7,040)	(6,639)	(4,961)
Total operating expenses	(331,902)	(291,535)	(247,918)
Income (loss) from operations	210,298	271,556	281,055
Other income:
Interest income	125	119	122
Net other income (expense)	(91,140)	(94,570)	(84,850)
Income tax expense	(6,695)	18,068	(6,831)
Net income	112,463	195,054	189,374
Less: Net income attributable to the noncontrolling interests	(5,576)	(5,692)	(6,565)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 106,887	$ 189,362	$ 182,809
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.88	$ 3.34	$ 3.25
Diluted	$ 1.87	$ 3.32	$ 3.21
Weighted average shares outstanding (in thousands):
Basic	56,953	56,719	56,317
Diluted	57,093	57,079	56,862
Other comprehensive income:
Foreign currency translation adjustments	$ (240)	$ (112)	$ (45)
Comprehensive income	112,223	194,942	189,329
Comprehensive income attributable to the noncontrolling interest	(5,576)	(5,692)	(6,565)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	106,647	189,250	182,764
Parent Company
Operating expenses:
General and administrative expense	2,966	3,755	3,353
Long-term incentive compensation expense	432	425	499
Total operating expenses	3,398	4,180	3,852
Income (loss) from operations	(3,398)	(4,180)	(3,852)
Other income:
Equity in net income of subsidiaries	115,861	199,232	193,222
Interest income		2	4
Net other income (expense)	115,861	199,234	193,226
Income before income tax	112,463	195,054	189,374
Income tax expense	0	0	0
Net income	112,463	195,054	189,374
Less: Net income attributable to the noncontrolling interests	(5,576)	(5,692)	(6,565)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 106,887	$ 189,362	$ 182,809
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.88	$ 3.34	$ 3.25
Diluted	$ 1.87	$ 3.32	$ 3.21
Weighted average shares outstanding (in thousands):
Basic	56,953	56,719	56,317
Diluted	57,093	57,079	56,862
Other comprehensive income:
Foreign currency translation adjustments	$ (240)	$ (112)	$ (45)
Comprehensive income	112,223	194,942	189,329
Comprehensive income attributable to the noncontrolling interest	(5,576)	(5,692)	(6,565)
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 106,647	$ 189,250	$ 182,764